UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners
Variable Diversified Strategic Income Portfolio

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks high current income.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	21

Statement of operations	22

Statements of changes in net assets	23

Financial highlights	24

Notes to financial statements	25

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners Variable Diversified Strategic Income Portfolio   I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period ended June 30, 2008, both short- and long-term Treasury yields experienced periods of volatility. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended June 30, 2008, two-year Treasury yields fell from 3.05% to 2.63%. Over the same time frame, 10-year Treasury yields moved from 4.04% to 3.99%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexvi, returned a modest 1.13%.

Periods of increased investor risk aversion caused the high-yield bond market to produce weak results over the six months ended June 30, 2008. During that period, the Citigroup High Yield Market Indexvii returned -1.50%. While high-yield bond prices rallied in April and May, it was not enough to overcome several flights to quality that served to drag down the sector.

Increased investor risk aversion caused the emerging debt markets to post a modest decline over the six months ended June 30, 2008. During that period, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned -0.18%. While the EMBI Global produced positive results in January, April and May, it was not enough to overcome periods of weakness, in particular during the month of June.

II   Legg Mason Partners Variable Diversified Strategic Income Portfolio

Performance review
For the six months ended June 30, 2008, Legg Mason Partners Variable Diversified Strategic Income Portfolio1 returned -4.19%. The Portfolio’s unmanaged benchmark, the Lehman Brothers U.S. Aggregate Index, returned 1.13% for the same period. The Lipper Variable General Bond Funds Category Average2 returned -0.31% over the same time frame.

PERFORMANCE SNAPSHOT as of June 30, 2008 (unaudited)

6 MONTHS
(not annualized)
Variable Diversified Strategic Income Portfolio[1]	-4.19%

Lehman Brothers U.S. Aggregate Index	1.13%

Lipper Variable General Bond Funds Category Average[2]	-0.31%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

The 30-Day SEC Yield for the period ended June 30, 2008 was 5.53%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated April 28, 2008, as supplemented June 16, 2008, the gross total operating expenses were 1.01%.

Special shareholder notice
The Board of Trustees of the Portfolio appointed Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) as subadvisers to the Portfolio, under additional sub-advisory agreements between Western Asset Management Company (“Western Asset”) and Western Singapore, and Western Asset and Western Japan. The appointments are expected to be effective on or about November 3, 2008.

Western Singapore was established in 2000 and has offices at 1 George Street #23-01, Singapore 049145. As of June 30, 2008, Western Singapore’s
1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 60 funds in the Portfolio’s Lipper category.

Legg Mason Partners Variable Diversified Strategic Income Portfolio   III

Letter from the chairman continued

total assets under management were approximately $1.7 billion. Western Japan was founded in 1991 and has offices at 36F Shin-Marunouchi Building, 5-1 Marunouchi 1-Chome Chiyoda-Ku, Tokyo 100-6536, Japan. As of June 30, 2008, Western Japan’s total assets under management were approximately $57.6 billion.

The Western Singapore and the Western Japan offices are responsible for managing Asian (ex Japan) and Japanese fixed-income mandates, respectively, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. They undertake all investment-related activities including investment management, research and analysis, securities settlement, and client services.

Western Singapore and Western Japan will provide certain subadvisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. The Portfolio’s current management fee remains unchanged. Western Asset, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc.

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the “Notes to financial statements” included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 31, 2008

IV   Legg Mason Partners Variable Diversified Strategic Income Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

viii	The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Countries covered are Argentina, Belize, Brazil, Bulgaria, Chile, China, Colombia, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Georgia, Ghana, Hungary, Indonesia, Iraq, Jamaica, Kazakhstan, Lebanon, Malaysia, Mexico, Pakistan, Panama, Peru, the Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Trinidad & Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela and Vietnam.

Legg Mason Partners Variable Diversified Strategic Income Portfolio   V

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Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
(4.19)%	$1,000.00	$958.10	0.97%	$4.72

[1]	For the six months ended June 30, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
5.00%	$1,000.00	$1,020.04	0.97%	$4.87

[1]	For the six months ended June 30, 2008.

[2]	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   3

Schedule of investments (unaudited)
June 30, 2008

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

MORTGAGE-BACKED SECURITIES — 45.2%

	FHLMC — 19.2%

	Federal Home Loan Mortgage Corp. (FHLMC):

$262,538	5.361% due 2/1/36(a)(b)	$266,994

109,772	5.805% due 2/1/37(a)(b)	111,813

612,219	6.062% due 3/1/37(a)(b)	625,410

303,213	5.938% due 5/1/37(a)(b)	308,455

251,510	5.939% due 5/1/37(a)(b)	255,770

	Gold:

60,414	7.000% due 2/1/15-5/1/16(a)	63,404

155,459	6.500% due 9/1/31(a)	161,699

7,139,437	5.000% due 7/1/35-12/1/36(a)	6,865,278

80,881	5.500% due 11/1/35(a)	79,920

723,194	6.000% due 12/1/36-2/1/37(a)	731,654

725,000	5.000% due 7/14/38(a)(c)	694,754

47,958	Gold Pool, 6.000% due 2/1/37(a)	48,504

	Total FHLMC	10,213,655

	FNMA — 21.2%

	Federal National Mortgage Association (FNMA):

1,536,232	6.500% due 3/1/16-11/1/36(a)	1,587,818

1,079,206	5.500% due 12/1/16-2/1/37(a)	1,068,592

2,200,000	5.500% due 7/17/23-8/13/38(c)	2,175,094

300,000	6.000% due 7/17/23(c)	307,547

38,944	7.500% due 2/1/30-7/1/31(a)	41,945

390,587	7.000% due 7/1/30-4/1/32(a)	412,945

607,675	6.000% due 3/1/32-4/1/32(a)	617,319

499,666	5.000% due 2/1/36(a)	480,704

4,800,000	5.000% due 7/14/38-8/13/38(c)	4,598,845

	Total FNMA	11,290,809

	GNMA — 4.8%
	Government National Mortgage Association (GNMA):

37,854	7.000% due 6/15/28-7/15/29(a)	40,374

219,627	6.500% due 9/15/28-2/15/31(a)	228,219

600,000	5.000% due 7/21/38(c)	581,344

600,000	5.500% due 8/20/38(a)(c)	593,813

900,000	6.000% due 8/20/38(c)	910,828

See Notes to Financial Statements.

4   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	GNMA — 4.8% continued

$200,000	6.000% due 8/20/38(c)	$202,125

	Total GNMA	2,556,703

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $24,002,483)	24,061,167

ASSET-BACKED SECURITIES — 4.5%

	Credit Card — 0.6%

310,000	Washington Mutual Master Note Trust, 2.501% due 9/15/13(a)(b)(d)	292,178

	Home Equity — 3.9%

149,335	Accredited Mortgage Loan Trust, 2.723% due 9/25/35(a)(b)	143,047

405,919	ACE Securities Corp., 2.653% due 1/25/36(a)(b)	111,343

473,073	Bear Stearns Asset-Backed Securities Trust, 2.833% due 9/25/34(a)(b)	462,195

88,167	Countrywide Asset-Backed Certificates, 3.733% due 6/25/34(a)(b)	49,962

400,113	Countrywide Home Equity Loan Trust, 2.771% due 12/15/33(a)(b)(d)	215,670

305,815	First Horizon ABS Trust, 2.643% due 10/25/34(a)(b)	170,751

417,134	GSRPM Mortgage Loan Trust, 2.783% due 3/25/35 (a)(b)(d)(e)	333,640

377,400	Indymac Home Equity Loan Asset-Backed Trust, 2.653% due 4/25/36(a)(b)	124,707

574,936	Lehman XS Trust, 2.693% due 9/25/46(a)(b)	334,763

337,031	SACO I Trust, 2.653% due 2/25/34(a)(b)	143,857

7,825	Sail Net Interest Margin Notes, 7.750% due 4/27/33(d)(f)	1

	Total Home Equity	2,089,936

	TOTAL ASSET-BACKED SECURITIES (Cost — $3,841,089)	2,382,114

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.2%
506,512	American Home Mortgage Investment Trust, 5.294% due 6/25/45(a)(b)	427,002

400,000	Banc of America Commercial Mortgage Inc., 4.668% due 7/10/43(a)	374,121

380,042	Banc of America Mortgage Securities, 4.805% due 9/25/35(a)(b)	371,109

301,454	Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34(a)(d)	302,872

	Countrywide Alternative Loan Trust:

39,581	5.500% due 10/25/33(a)	36,305

434,919	2.813% due 11/20/35(a)(b)	319,008

471,888	2.753% due 1/25/36(a)(b)	368,607

502,072	2.693% due 7/25/46(a)(b)	346,495

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   5

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Countrywide Home Loan, Mortgage Pass-Through Trust:

$306,266	4.878% due 11/25/34(a)(b)	$282,061

314,845	2.783% due 5/25/35(a)(b)	244,891

640,000	CS First Boston Mortgage Securities Corp., 5.230% due 12/15/40(a)(b)	614,488

277,993	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.952% due 8/25/35(a)(b)	252,131

	Downey Savings & Loan Association Mortgage Loan Trust:

309,968	2.693% due 3/19/45(a)(b)	240,932

405,948	4.448% due 3/19/46(a)(b)	290,379

405,948	4.714% due 3/19/47(a)(b)(e)	280,124

519,683	GSR Mortgage Loan Trust, 5.406% due 10/25/35(a)(b)	505,761

	Harborview Mortgage Loan Trust:

418,287	2.883% due 11/19/34(a)(b)	374,786

345,920	2.833% due 1/19/35(a)(b)	300,192

	Indymac Index Mortgage Loan Trust:

214,411	6.279% due 3/25/35(a)(b)(e)	165,096

294,530	5.987% due 8/25/37(a)(b)	225,514

478,286	2.693% due 5/25/46(a)(b)	336,368

	JPMorgan Chase Commercial Mortgage Securities Corp.:

640,000	5.814% due 6/12/43(a)(b)	625,551

550,000	6.007% due 6/15/49(a)(b)	527,237

165,187	MASTR ARM Trust, 5.648% due 11/25/35(a)(b)(d)	132,976

181,061	Merrill Lynch Mortgage Investors Trust, 5.031% due 5/25/34(a)(b)	172,285

270,000	Merrill Lynch Mortgage Trust, 5.842% due 5/12/39(a)(b)	263,203

633,859	Morgan Stanley Mortgage Loan Trust, 6.096% due 3/25/36(a)(b)	489,720

166,644	RBSGC Mortgage Pass-Through Certificates, 2.933% due 1/25/37(a)(b)	125,049

191,674	Residential Accredit Loans Inc., 2.843% due 1/25/37(a)(b)	146,984

280,646	Structured Asset Mortgage Investments Inc., 2.693% due 5/25/46(a)(b)	201,585

	Washington Mutual Inc.:

240,718	5.933% due 9/25/36(a)(b)(e)	207,246

484,976	2.753% due 12/25/45(a)(b)	375,501

276,961	2.773% due 12/25/45(a)(b)	242,774

See Notes to Financial Statements.

6   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Wells Fargo Mortgage Backed Securities Trust:

$440,063	5.000% due 10/25/35(a)(b)	$428,786

185,454	5.241% due 4/25/36(a)(b)	182,651

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $12,407,530)	10,779,790

CORPORATE BONDS & NOTES — 37.1%

CONSUMER DISCRETIONARY — 4.2%

	Auto Components — 0.0%

	Visteon Corp.:

9,000	12.250% due 12/31/16(a)(d)	7,245

4,000	Senior Notes, 8.250% due 8/1/10(a)	3,580

	Total Auto Components	10,825

	Automobiles — 0.5%

	Ford Motor Co.:

	Debentures:

50,000	6.625% due 10/1/28(a)	27,000

25,000	8.900% due 1/15/32(a)	16,125

250,000	Notes, 7.450% due 7/16/31(a)	146,875

	General Motors Corp., Senior Debentures:

155,000	8.250% due 7/15/23(a)	91,062

5,000	8.375% due 7/15/33(a)	2,988

	Total Automobiles	284,050

	Hotels, Restaurants & Leisure — 0.5%

10,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14(a)	7,750

25,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13(a)	21,875

30,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13(a)	25,350

	MGM MIRAGE Inc.:

65,000	Notes, 6.750% due 9/1/12(a)	58,663

60,000	Senior Notes, 7.625% due 1/15/17(a)	49,650

50,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16(a)	38,500

50,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10(a)(d)	49,875

	Total Hotels, Restaurants & Leisure	251,663

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   7

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Media — 3.2%

$199,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15(a)	$148,504

150,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11(a)	127,200

245,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13(a)	269,952

80,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17(a)	91,885

	Comcast Corp., Notes:

120,000	6.500% due 1/15/15(a)	122,016

10,000	6.500% due 1/15/17(a)	10,076

10,000	5.875% due 2/15/18(a)	9,638

	CSC Holdings Inc., Senior Notes:

5,000	7.625% due 4/1/11(a)	4,925

50,000	6.750% due 4/15/12(a)	47,250

81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13(a)	83,835

50,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14(a)	46,375

50,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16(a)	31,687

410,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09(a)	416,040

	News America Inc.:

20,000	6.200% due 12/15/34(a)	18,501

10,000	6.650% due 11/15/37(a)	9,795

220,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31(a)	223,960

20,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(a)(d)	17,400

	Total Media	1,679,039

	Multiline Retail — 0.0%

25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15(a)	25,125

	TOTAL CONSUMER DISCRETIONARY	2,250,702

CONSUMER STAPLES — 0.4%

	Food & Staples Retailing — 0.2%

128,990	CVS Caremark Corp., 6.943% due 1/10/30(a)(d)	124,315

	Food Products — 0.2%

75,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10(a)	68,250

5,000	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11(a)	5,049

	Total Food Products	73,299

	TOTAL CONSUMER STAPLES	197,614

See Notes to Financial Statements.

8   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

ENERGY — 5.3%

	Energy Equipment & Services — 0.2%

$40,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16(a)	$40,150

	Southern Natural Gas Co.:

20,000	Notes, 5.900% due 4/1/17(a)(d)	19,207

25,000	Senior Notes, 8.000% due 3/1/32(a)	27,129

	Total Energy Equipment & Services	86,486

	Oil, Gas & Consumable Fuels — 5.1%
55,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31(a)	59,123

45,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36(a)	44,562

	Chesapeake Energy Corp., Senior Notes:

100,000	6.625% due 1/15/16(a)	96,500

50,000	6.250% due 1/15/18(a)	46,250

	Compagnie Generale de Geophysique SA, Senior Notes:

10,000	7.500% due 5/15/15(a)	10,025

45,000	7.750% due 5/15/17(a)	45,281

275,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29(a)	302,465

	El Paso Corp., Medium-Term Notes:

50,000	7.375% due 12/15/12(a)	51,651

190,000	7.800% due 8/1/31(a)	192,292

75,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11(a)	74,062

150,000	Gaz Capital SA, Notes, 8.625% due 4/28/34(a)(d)	163,125

70,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16(a)(d)	65,576

182,000	Intergas Finance BV, 6.375% due 5/14/17(a)(d)	162,435

130,000	KazMunaiGaz Finance Sub B.V., 8.375% due 7/2/13(d)	130,227

135,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31(a)	157,514

	Kinder Morgan Energy Partners LP:

120,000	6.750% due 3/15/11(a)	123,769

	Senior Notes:

30,000	6.300% due 2/1/09(a)	30,309

20,000	6.000% due 2/1/17(a)	19,795

	OPTI Canada Inc., Senior Secured Notes:

30,000	7.875% due 12/15/14(a)	29,775

30,000	8.250% due 12/15/14(a)	30,000

15,000	Peabody Energy Corp., 6.875% due 3/15/13(a)	15,113

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   9

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 5.1% continued

	Pemex Project Funding Master Trust:

$40,000	6.625% due 6/15/35(a)(d)	$39,664

25,000	Senior Bonds, 6.625% due 6/15/35(a)	24,790

150,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16(a)	150,750

10,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(d)(l)	9,750

55,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14(a)	48,537

50,000	Tennessee Gas Pipeline Co., 7.625% due 4/1/37(a)	52,289

25,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14(a)	24,656

	Williams Cos. Inc.:

30,000	Debentures, 7.500% due 1/15/31(a)	30,487

	Notes:

150,000	7.125% due 9/1/11(a)	156,000

60,000	7.875% due 9/1/21(a)	63,900

10,000	8.750% due 3/15/32(a)	11,400

	Senior Notes:

125,000	7.625% due 7/15/19(a)	131,875

70,000	7.750% due 6/15/31(a)	73,150

30,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12(a)	32,213

	Total Oil, Gas & Consumable Fuels	2,699,310

	TOTAL ENERGY	2,785,796

FINANCIALS — 15.0%

	Capital Markets — 1.7%
	Bear Stearns Co. Inc.:

70,000	Senior Notes, 7.250% due 2/1/18(a)	73,176

110,000	Subordinated Notes, 5.550% due 1/22/17(a)	101,833

80,000	Credit Suisse Guernsey Ltd., 5.860% due 5/15/17(a)(b)(g)	66,801

370,000	Kaupthing Bank HF, 7.625% due 2/28/15(a)(d)(e)(f)	334,221

90,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12(a)(b)(g)	58,771

60,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 3.499% due 8/19/65(a)(b)	44,583

50,000	Lehman Brothers Holdings Inc., 5.250% due 2/6/12(a)	47,355

See Notes to Financial Statements.

10   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Capital Markets — 1.7% continued

	Morgan Stanley, Medium-Term Notes:

$100,000	5.625% due 1/9/12(a)	$100,153

50,000	3.184% due 10/18/16(a)(b)	43,449

30,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13(a)(d)	33,272

	Total Capital Markets	903,614
	Commercial Banks — 3.6%

	Glitnir Banki HF:

150,000	Notes, 6.330% due 7/28/11(a)(d)	121,744

130,000	Subordinated Notes, 6.693% due 6/15/16(a)(b)(d)	83,649

	ICICI Bank Ltd., Subordinated Bonds:

116,000	6.375% due 4/30/22(a)(b)(d)	104,125

100,000	6.375% due 4/30/22(a)(b)(d)	90,532

260,000	Landsbanki Islands HF, 6.100% due 8/25/11(a)(d)	229,380

120,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(d)(g)	110,955

120,000	Royal Bank of Scotland Group PLC, Bonds, 6.990% due 10/5/17 (a)(b)(d)(g)	108,180

120,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(a)(b)(d)	116,028

130,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(d)(g)	91,424

60,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36(a)(b)	47,792

	TuranAlem Finance BV, Bonds:

270,000	8.250% due 1/22/37(a)(d)	226,125

100,000	8.250% due 1/22/37(a)(d)	83,875

420,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14(a)	391,554

100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36(a)	91,010

	Total Commercial Banks	1,896,373

	Consumer Finance — 4.8%
100,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66(a)(b)	92,595

	Ford Motor Credit Co.:

	Notes:

860,000	7.375% due 10/28/09(a)	783,503

25,000	7.875% due 6/15/10(a)	21,588

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   11

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Consumer Finance — 4.8% continued

	Senior Notes:

$500,000	5.800% due 1/12/09(a)	$477,487

131,000	8.026% due 6/15/11(a)(b)	106,668

	General Motors Acceptance Corp.:

130,000	Bonds, 8.000% due 11/1/31(a)	84,742

	Notes:

160,000	5.625% due 5/15/09(a)	148,173

20,000	7.250% due 3/2/11(a)	14,708

275,000	6.875% due 9/15/11(a)	197,737

180,000	6.625% due 5/15/12(a)	123,579

150,000	6.750% due 12/1/14(a)	99,182

60,000	Senior Notes, 5.850% due 1/14/09(a)	56,982

	SLM Corp., Medium-Term Notes:

135,000	5.000% due 10/1/13(a)	116,860

225,000	5.375% due 5/15/14(a)	197,910

30,000	5.050% due 11/14/14(a)	25,512

25,000	5.625% due 8/1/33(a)	18,878

	Total Consumer Finance	2,566,104
	Diversified Financial Services — 3.9%
100,000	AGFC Capital Trust I, 6.000% due 1/15/67(a)(b)(d)	79,477

130,000	Aiful Corp., Notes, 5.000% due 8/10/10(a)(d)	115,700

90,000	Bank of America Corp., Notes, 8.000% due 1/30/18(a)(b)(g)	84,455

	Citigroup Inc.:

340,000	5.500% due 4/11/13(a)	332,175

150,000	6.875% due 3/5/38(a)	145,196

260,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11(a)(d)	263,233

220,000	General Electric Capital Corp., Subordinated Debentures, 6.375% due 11/15/67(a)(b)	208,436

410,000	JPMorgan Chase & Co., Subordinated Notes, 5.125% due 9/15/14(a)	399,178

100,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16(a)(b)(g)	86,810

	Residential Capital LLC:

45,000	8.500% due 5/15/10(a)(d)	38,025

268,000	9.625% due 5/15/15(a)(d)	131,320

160,000	TNK-BP Finance SA, 7.500% due 7/18/16(a)(d)	151,792

See Notes to Financial Statements.

12   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 3.9% continued

$50,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15(a)	$44,250

	Total Diversified Financial Services	2,080,047

	Insurance — 0.7%

	American International Group Inc.:

110,000	Junior Subordinated Debentures, 6.250% due 3/15/37(a)	86,351

20,000	Medium-Term Notes, 5.850% due 1/16/18(a)	18,770

190,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36(a)	166,393

100,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37(a)(b)	86,052

	Total Insurance	357,566

	Real Estate Management & Development — 0.1%

110,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15(a)	54,450

	Thrifts & Mortgage Finance — 0.2%

50,000	Countrywide Financial Corp., Medium-Term Notes, 2.868% due 1/5/09(a)(b)	49,028

100,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27(a)(e)	78,500

	Total Thrifts & Mortgage Finance	127,528

	TOTAL FINANCIALS	7,985,682

HEALTH CARE — 1.4%

	Health Care Providers & Services — 1.2%

30,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15(a)	30,337

50,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13(a)	48,250

	HCA Inc.:

	Senior Notes:

58,000	6.250% due 2/15/13(a)	50,605

10,000	6.500% due 2/15/16(a)	8,375

	Senior Secured Notes:

90,000	9.250% due 11/15/16(a)	92,925

20,000	9.625% due 11/15/16(a)(h)	20,650

75,000	Tenet Healthcare Corp., Senior Notes, 7.375% due 2/1/13(a)	70,875

300,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12(a)	307,170

10,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17(a)	9,682

	Total Health Care Providers & Services	638,869

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   13

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Pharmaceuticals — 0.2%

$110,000	Wyeth, 5.950% due 4/1/37(a)	$106,534

	TOTAL HEALTH CARE	745,403

INDUSTRIALS — 1.6%

	Aerospace & Defense — 0.1%

25,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12(a)	25,313

	Airlines — 0.6%

97,284	Delta Air Lines Inc., 6.821% due 8/10/22(a)	80,259

100,000	Delta Air Lines Inc., Pass-Through Certificates, 7.570% due 11/18/10(a)	94,500

41,773	Northwest Airlines Corp., 7.575% due 3/1/19(a)	38,013

	United Airlines Inc., Pass-Through Certificates:

45,000	6.831% due 9/1/08(a)	48,037

49,094	7.811% due 10/1/09(a)	55,722

23,260	8.030% due 7/1/11(a)	26,517

	Total Airlines	343,048

	Building Products — 0.0%

20,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12(a)	19,900

	Commercial Services & Supplies — 0.1%

50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11(a)	43,250

	Industrial Conglomerates — 0.8%
420,000	Tyco International Group SA, Notes, 6.000% due 11/15/13(a)	405,719

	Machinery — 0.0%

10,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14(a)	9,900

	Road & Rail — 0.0%

	Hertz Corp.:

20,000	Senior Notes, 8.875% due 1/1/14(a)	18,400

5,000	Senior Subordinated Notes, 10.500% due 1/1/16(a)	4,575

	Total Road & Rail	22,975

	TOTAL INDUSTRIALS	870,105

INFORMATION TECHNOLOGY — 0.4%

	IT Services — 0.4%

200,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09(a)	206,316

25,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13(a)	25,375

	TOTAL INFORMATION TECHNOLOGY	231,691

See Notes to Financial Statements.

14   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

MATERIALS — 1.9%

	Chemicals — 0.4%

$50,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20(a)	$40,000

60,000	FMC Finance III SA, 6.875% due 7/15/17(a)	59,250

10,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14(a)	7,525

85,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12(a)	90,312

	Total Chemicals	197,087

	Containers & Packaging — 0.2%

	Graham Packaging Co. Inc.:

20,000	Senior Notes, 8.500% due 10/15/12(a)	19,050

10,000	Senior Subordinated Notes, 9.875% due 10/15/14(a)	8,900

75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13(a)	72,000

25,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(a)(d)	23,250

25,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10(e)(f)(i)	0

	Total Containers & Packaging	123,200

	Metals & Mining — 1.0%

140,000	Evraz Group SA, Notes, 8.875% due 4/24/13(a)(d)	140,868

60,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17(a)	63,398

35,000	Steel Dynamics Inc., 6.750% due 4/1/15(a)	33,688

220,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36(a)	205,422

100,000	Vedanta Resources PLC, 8.750% due 1/15/14(d)	100,376

	Total Metals & Mining	543,752

	Paper & Forest Products — 0.3%

150,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12(a)	154,614

	TOTAL MATERIALS	1,018,653

TELECOMMUNICATION SERVICES — 2.9%

	Diversified Telecommunication Services — 2.2%
150,000	AT&T Inc., 5.500% due 2/1/18(a)	145,617

25,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27(a)	22,000

155,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16(a)	151,468

50,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10(e)(f)(i)	0

160,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10(a)	169,373

125,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15(a)	117,500

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   15

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Telecommunication Services — 2.2% continued

$30,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14(a)	$27,450

90,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14(a)	85,950

140,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15(a)	128,310

80,000	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12(a)	86,394

120,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12(a)	125,250

100,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13(a)(d)	98,679

40,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16(a)	40,100

	Total Diversified Telecommunication Services	1,198,091

	Wireless Telecommunication Services — 0.7%

60,000	America Movil SAB de CV, 5.625% due 11/15/17(a)	58,085

125,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15(a)	103,817

200,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12(a)	198,155

	Total Wireless Telecommunication Services	360,057

	TOTAL TELECOMMUNICATION SERVICES	1,558,148

UTILITIES — 4.0%

	Electric Utilities — 1.3%

70,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12(a)	72,096

165,000	Exelon Corp., Bonds, 5.625% due 6/15/35(a)	142,671

245,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31(a)	267,184

90,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10(a)	97,650

110,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34(a)	106,404

	Total Electric Utilities	686,005

	Independent Power Producers & Energy Traders — 2.7%
	AES Corp., Senior Notes:

40,000	7.750% due 10/15/15(a)	39,600

200,000	8.000% due 10/15/17(a)	197,000

130,000	8.000% due 6/1/20(a)(d)	126,100

60,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18(a)	52,500

	Edison Mission Energy, Senior Notes:

80,000	7.200% due 5/15/19(a)	75,000

20,000	7.625% due 5/15/27(a)	18,050

570,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(a)(d)(h)	571,425

See Notes to Financial Statements.

16   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT†	SECURITY	VALUE
	Independent Power Producers & Energy Traders — 2.7% continued

	NRG Energy Inc., Senior Notes:

25,000	7.250% due 2/1/14(a)	$23,938

85,000	7.375% due 2/1/16(a)	80,219

	TXU Corp., Senior Notes:

70,000	5.550% due 11/15/14(a)	55,151

45,000	6.500% due 11/15/24(a)	33,426

215,000	6.550% due 11/15/34(a)	157,719

	Total Independent Power Producers & Energy Traders	1,430,128

	TOTAL UTILITIES	2,116,133

	TOTAL CORPORATE BONDS & NOTES (Cost — $21,268,830)	19,759,927

CONVERTIBLE BOND & NOTE — 0.1%

CONSUMER DISCRETIONARY — 0.1%

	Automobiles — 0.1%

40,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36(a) (Cost — $40,000)	29,300

SOVEREIGN BONDS — 2.1%

	Germany — 0.2%

90,000EUR	Bundesrepublik Deutschland, 4.250% due 1/4/14(a)	139,008

	Italy — 0.7%

350,000	Region of Lombardy, 5.804% due 10/25/32(a)	381,608

	Mexico — 0.7%

	United Mexican States, Medium-Term Notes:

140,000	5.875% due 1/15/14(a)	144,900

196,000	6.750% due 9/27/34(a)	208,985

	Total Mexico	353,885

	Russia — 0.5%

175,000	Russian Federation, 11.000% due 7/24/18(a)(d)	245,875

	TOTAL SOVEREIGN BONDS (Cost — $1,085,404)	1,120,376

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.4%

	U.S. Government Agencies — 1.4%

$300,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17(a)(d)	306,612

100,000	Federal National Mortgage Association (FNMA), 3.000% due 7/12/10(a)	99,597

340,000	Tennessee Valley Authority, 5.980% due 4/1/36(a)	367,231

	Total U.S. Government Agencies	773,440

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   17

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	U.S. Government Obligations — 1.0%

	U.S. Treasury Bonds:

$20,000	8.750% due 5/15/17(a)	$26,952

50,000	8.875% due 8/15/17(a)	68,102

80,000	4.750% due 2/15/37(a)	82,637

340,000	4.375% due 2/15/38(a)	331,500

5,000	U.S. Treasury Notes, 4.500% due 3/31/09(a)	5,081

	Total U.S. Government Obligations	514,272

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,285,320)	1,287,712

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.9%

	U.S. Treasury Bonds, Inflation Indexed:

227,249	2.000% due 1/15/26(a)	225,385

143,530	1.750% due 1/15/28(a)	136,601

97,393	U.S. Treasury Notes, Inflation Indexed, 2.000% due 1/15/16(a)	102,612

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $458,053)	464,598

SHARES

COMMON STOCKS — 0.0%

CONSUMER DISCRETIONARY — 0.0%

	Household Durables — 0.0%

122,658	Home Interiors & Gifts Inc.(e)(f)*	0

CONSUMER STAPLES — 0.0%

	Food Products — 0.0%

3,630	Aurora Foods Inc.(e)(f)*	0

TELECOMMUNICATION SERVICES — 0.0%

	Diversified Telecommunication Services — 0.0%

66	McLeodUSA Inc., Class A Shares(e)(f)*	0

	TOTAL COMMON STOCKS (Cost — $49,437)	0

PREFERRED STOCKS — 0.6%

FINANCIALS — 0.6%

	Thrifts & Mortgage Finance — 0.6%

7,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%(a)(b)	170,100

300	Federal National Mortgage Association (FNMA), 7.000%(a)(b)	14,154

5,300	Federal National Mortgage Association (FNMA), 8.250%(a)	121,635

	TOTAL PREFERRED STOCKS (Cost — $323,460)	305,889

See Notes to Financial Statements.

18   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

WARRANTS	SECURITY	VALUE

WARRANTS — 0.0%

60	Cybernet Internet Services International Inc., Expires 7/1/09(d)(e)(f)*	$0

50	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(d)(e)(f)*	0

50	IWO Holdings Inc., Expires 1/15/11(d)(e)(f)*	0

60	Merrill Corp., Class B Shares, Expires 5/1/09(d)(e)(f)*	0

	TOTAL WARRANTS (Cost — $21,252)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $64,782,858)	60,190,873

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 5.5%

	U.S. Government Agencies — 0.5%

	Federal National Mortgage Association (FNMA), Discount Notes:

$240,000	1.825% due 12/15/08(j)(k)	237,233

30,000	2.659% due 12/17/08(j)(k)	29,650

	Total U.S. Government Agencies	266,883

	Repurchase Agreement — 5.0%

2,647,000	Morgan Stanley tri-party repurchase agreement dated 6/30/08, 2.400% due 7/1/08; Proceeds at maturity — $2,647,176; (Fully collateralized by U.S. government agency obligation, 5.350% due 2/6/12; Market value — $2,758,675)(a)	2,647,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $2,914,626)	2,913,883

	TOTAL INVESTMENTS — 118.6% (Cost — $67,697,484#)	63,104,756

	Liabilities in Excess of Other Assets — (18.6)%	(9,899,777)

	TOTAL NET ASSETS — 100.0%	$53,204,979

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, open forward foreign currency contracts and to-be-announced (“TBA”) securities.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(c)	This security is traded on a TBA basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(f)	Illiquid security.

(g)	Security has no maturity date. The date shown represents the next call date.

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   19

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(i)	Security is currently in default.

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)	Subsequent to the reporting period, on July 22, 2008, the company filed for bankruptcy.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM — Adjustable Rate Mortgage

EUR — Euro

MASTR — Mortgage Asset Securitization Transactions Inc.

See Notes to Financial Statements.

20   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)
June 30, 2008

ASSETS:

Investments, at value (Cost — $67,697,484)	$63,104,756

Foreign currency, at value (Cost — $352)	361

Cash	29

Receivable for securities sold	3,619,801

Dividends and interest receivable	569,343

Receivable from broker — variation margin on open futures contracts	78,791

Principal paydown receivable	34,315

Receivable for Fund shares sold	2,864

Prepaid expenses	15,626

Total Assets	67,425,886

LIABILITIES:

Payable for securities purchased	13,977,812

Payable for Fund shares repurchased	118,476

Investment management fee payable	28,722

Trustees’ fees payable	3,473

Payable for open forward currency contracts	2,486

Accrued expenses	89,938

Total Liabilities	14,220,907

TOTAL NET ASSETS	$53,204,979

NET ASSETS:

Par value (Note 5)	$65

Paid-in capital in excess of par value	65,563,173

Undistributed net investment income	1,322,784

Accumulated net realized loss on investments, futures contracts, options written and foreign currency transactions	(8,841,525)

Net unrealized depreciation on investments, futures contracts and foreign currencies	(4,839,518)

TOTAL NET ASSETS	$53,204,979

Shares Outstanding:	6,469,832

Net Asset Value:	$8.22

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   21

Statement of operations (unaudited)
For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Interest	$1,769,347

Dividends	14,984

Total Investment Income	1,784,331

EXPENSES:

Investment management fee (Note 3)	187,811

Shareholder reports	91,701

Legal fees	11,301

Audit and tax	11,157

Custody fees	3,090

Insurance	1,452

Trustees’ fees	857

Transfer agent fees	53

Miscellaneous expenses	3,877

Total Expenses	311,299

Less: Fees paid indirectly (Note 1)	(253)

Net Expenses	311,046

NET INVESTMENT INCOME	1,473,285

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):

Net Realized Gain (Loss) From:

Investment transactions	(167,615)

Futures contracts	(361,539)

Options written	67,494

Foreign currency transactions	2,121

Net Realized Loss	(459,539)

Change in Net Unrealized Appreciation/Depreciation From:

Investments	(3,298,736)

Futures contracts	(161,553)

Options written	44,323

Foreign currencies	(2,384)

Change in Net Unrealized Appreciation/Depreciation	(3,418,350)

Net Loss on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	(3,877,889)

DECREASE IN NET ASSETS FROM OPERATIONS	$(2,404,604)

See Notes to Financial Statements.

22   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:

Net investment income	$1,473,285	$3,653,530

Net realized loss	(459,539)	(270,161)

Change in net unrealized appreciation/depreciation	(3,418,350)	(2,027,965)

Increase (Decrease) in Net Assets From Operations	(2,404,604)	1,355,404

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(250,002)	(3,350,007)

Decrease in Net Assets From Distributions to Shareholders	(250,002)	(3,350,007)

FUND SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	708,270	5,648,966

Reinvestment of distributions	250,002	3,350,007

Cost of shares repurchased	(7,765,868)	(20,515,226)

Decrease in Net Assets From Fund Share Transactions	(6,807,596)	(11,516,253)

DECREASE IN NET ASSETS	(9,462,202)	(13,510,856)

NET ASSETS:

Beginning of period	62,667,181	76,178,037

End of period*	$53,204,979	$62,667,181

*Includes undistributed net investment income of:	$1,322,784	$99,501

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   23

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

	2008[1,2]	2007[2]	2006[2]	2005[2]	2004[2]	2003[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.62	$8.93	$9.01	$9.30	$9.15	$8.69

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.22	0.47	0.48	0.46	0.48	0.52

Net realized and unrealized gain (loss)	(0.58)	(0.30)	0.01	(0.22)	0.14	0.50

Total income (loss) from operations	(0.36)	0.17	0.49	0.24	0.62	1.02

LESS DISTRIBUTIONS FROM:

Net investment income	(0.04)	(0.48)	(0.54)	(0.53)	(0.47)	(0.56)

Return of capital	—	—	(0.03)	—	—	—

Total distributions	(0.04)	(0.48)	(0.57)	(0.53)	(0.47)	(0.56)

NET ASSET VALUE, END OF PERIOD	$8.22	$8.62	$8.93	$9.01	$9.30	$9.15

Total return[3]	(4.19)%	1.98%	5.39%	2.56%	6.74%	11.73%

NET ASSETS, END OF PERIOD (000s)	$53,205	$62,667	$76,178	$89,522	$100,304	$94,572

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.97%[4]	0.85%	0.75%[5]	0.77%	0.76%	0.76%

Net expenses	0.97 [4,6]	0.85 [6]	0.74 [5,7]	0.77	0.76 [7]	0.76

Net investment income	5.20 [4]	5.23	5.24	4.87	5.15	5.73

PORTFOLIO TURNOVER RATE	18%[8]	67%[8]	224%[8]	83%[8]	57%[8]	54%[8]

[1]	For the six months ended June 30, 2008 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 0.73% and 0.72%, respectively.

[6]	There was no impact to the expense ratio as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 150% for the six months ended June 30, 2008 and 416%, 632%, 538%, 382%, and 256% for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively.

See Notes to Financial Statements.

24   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies
Legg Mason Partners Variable Diversified Strategic Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(b) Financial futures contracts. The Portfolio may enter into financial futures contracts typically, but necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   25

Notes to financial statements (unaudited) continued

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the

26   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Portfolio executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(f) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   27

Notes to financial statements (unaudited) continued

based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Forward foreign currency contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(i) Credit and market risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other

28   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(k) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. The amount is shown as a reduction of expenses on the Statement of Operations.

(m) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   29

Notes to financial statements (unaudited) continued

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(n) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

30   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				SIGNIFICANT
			OTHER SIGNIFICANT	UNOBSERVABLE
		QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
	JUNE 30, 2008	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$63,104,756	$305,889	$62,633,771	$165,096

Other Financial Instruments*	(246,806)	(244,320)	(2,486)	—

Total	$62,857,950	$61,569	$62,631,285	$165,096

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS
IN SECURITIES
Balance as of December 31, 2007	—

Accrued Premiums/Discounts	—

Realized Gain (Loss)	—

Change in unrealized appreciation (depreciation)	—

Net purchases (sales)	—

Transfers in and/or out of Level 3	$165,096

Balance as of June 30, 2008	$165,096

3. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.650%

Next $1 billion	0.625

Next $3 billion	0.600

Next $5 billion	0.575

Over $10 billion	0.550

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   31

Notes to financial statements (unaudited) continued

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the assets managed by Western Asset Limited.

Legg Mason Investor Services, LLC a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

The Portfolio had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Portfolio and any payments made pursuant to the Plan will be made from the Portfolio’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2008, the Portfolio had accrued $2,018 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Investments
During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments and U.S Government & Agency Obligations (excluding short-term investments) were as follows:

		U.S. GOVERNMENT &
	INVESTMENTS	AGENCY OBLIGATIONS
Purchases	$3,490,164	$95,753,517

Sales	7,506,432	101,186,668

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$429,844

Gross unrealized depreciation	(5,022,572)

Net unrealized depreciation	$(4,592,728)

32   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

At June 30, 2008, the Portfolio had the following open futures contracts:

	NUMBER OF	EXPIRATION	BASIS	MARKET	UNREALIZED
	CONTRACTS	DATE	VALUE	VALUE	GAIN (LOSS)
Contracts to Buy:

British Pound	8	9/08	$1,897,441	$1,869,267	$(28,174)

British Pound	14	3/09	3,268,527	3,268,081	(446)

Euribor	6	9/08	2,280,015	2,242,175	(37,840)

Euribor	19	12/08	7,152,334	7,086,756	(65,578)

Eurodollar	19	9/08	4,607,882	4,610,825	2,943

Eurodollar	12	12/08	2,905,223	2,904,600	(623)

Eurodollar	62	3/09	15,021,573	14,985,400	(36,173)

Eurodollar	5	6/09	1,201,400	1,205,875	4,475

Eurodollar	5	9/09	1,199,713	1,202,688	2,975

Federal Republic of Germany, 5-Year Bonds	21	9/08	3,533,916	3,498,005	(35,911)

LIBOR	16	12/08	3,796,351	3,733,557	(62,794)

U.S. Treasury 2-Year Notes	21	9/08	4,435,527	4,435,266	(261)

U.S. Treasury 5-Year Notes	25	9/08	2,773,031	2,763,867	(9,164)

U.S. Treasury Bonds	10	9/08	1,138,988	1,155,938	16,950

					(249,621)

Contracts to Sell:

U.S. Treasury 10-Year Notes	35	9/08	$3,992,567	$3,987,266	$5,301

Net Unrealized Loss on Open Futures Contracts					$(244,320)

During the six months ended June 30, 2008, written option transactions for the Portfolio were as follows:

	NUMBER OF
	CONTRACTS	PREMIUMS
Options written, outstanding December 31, 2007	49	$37,318

Options written	75	43,581

Options closed	(106)	(74,801)

Options expired	(18)	(6,098)

Options written, outstanding June 30, 2008	—	—

At June 30, 2008, the Portfolio had the following open forward foreign currency contracts:

	LOCAL	MARKET	SETTLEMENT	UNREALIZED
FOREIGN CURRENCY	CURRENCY	VALUE	DATE	LOSS
Contracts to Sell:
EURO	91,000	$143,033	8/5/08	$(2,486)

At June 30, 2008, the Portfolio held TBA securities with a total cost of $10,079,252.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   33

Notes to financial statements (unaudited) continued

5. Shares of beneficial interest
At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Prior to April 30, 2007, the Trust had an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

Transactions in shares of the Portfolio were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	JUNE 30, 2008		DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	83,614	$708,270	623,801	$5,648,966

Shares issued on reinvestment	30,451	250,002	390,899	3,350,007

Shares repurchased	(916,456)	(7,765,868)	(2,269,743)	(20,515,226)

Net decrease	(802,391)	$(6,807,596)	(1,255,043)	$(11,516,253)

6. Capital loss carryforward
On December 31, 2007, the Portfolio had a net capital loss carryforward of approximately $8,324,496, of which $448,818 expires in 2008, $4,543,816 expires in 2009, $2,118,955 expires in 2010, $1,079,367 expires in 2014 and $133,540 expires in 2015. These amounts will be available to offset any future taxable gains.

7. Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (the “SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as

34   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

subtransfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million indisgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or subtransfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   35

Notes to financial statements (unaudited) continued

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8. Legal matters
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second

36   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

9. Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report   37

Notes to financial statements (unaudited) continued

by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

10. Recent accounting pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS  161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

38   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2008 Semi-Annual Report

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Legg Mason Partners
Variable Diversified Strategic
Income Portfolio

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
  Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadvisers

Western Asset Management
Company
Western Asset Management
Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PNC Global Investment Servicing
(formerly, PFPC Inc.)
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Diversified Strategic Income Portfolio
The Portfolio is a separate investment series of the Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Legg Mason Partners Variable Diversified Strategic Income Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless proceeded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010085 8/08 SR08-622

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1)  Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Variable Income Trust
Date: August 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Variable Income Trust
Date: August 28, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Variable Income Trust
Date: August 28, 2008